Information on staff and remuneration - Fair Value of the warrants Compensation (Details)	12 Months Ended
	Dec. 31, 2021 DKK (kr) kr / shares	Dec. 31, 2021 DKK (kr) $ / shares	Dec. 31, 2020 DKK (kr) kr / shares	Dec. 31, 2020 DKK (kr) $ / shares	Dec. 31, 2019 DKK (kr) kr / shares	Dec. 31, 2019 DKK (kr) $ / shares
RSUs
Disclosure of Information on staff and remuneration
Term (months)	36 months	36 months	36 months	36 months
Share price at grant date | (per share)	kr 207.6	$ 131.2	kr 224.4	$ 216.8
Granted during the year | kr	507,461	507,461	21,602	21,602
RSUs | Minimum
Disclosure of Information on staff and remuneration
Options, Exercise price	kr 0		kr 0
Cost price	131.2		216.8
RSUs | Maximum
Disclosure of Information on staff and remuneration
Cost price	kr 207.6		kr 224.4
PSUs
Disclosure of Information on staff and remuneration
Term (months)	36 months	36 months			36 months	36 months
Share price at grant date | (per share)	kr 191.6	$ 185.9				$ 138.6
Granted during the year | kr	282,852	282,852			22,915	22,915
Cost price					kr 138.6
PSUs | Minimum
Disclosure of Information on staff and remuneration
Options, Exercise price	kr 0				kr 0
Cost price	185.9
PSUs | Maximum
Disclosure of Information on staff and remuneration
Cost price	kr 191.6
Warrants
Disclosure of Information on staff and remuneration
Term (months)			Up to 78 months	Up to 78 months	Up to 48 months	Up to 48 months
Granted during the year | kr			631,288	631,288	641,029	641,029
Warrants | Minimum
Disclosure of Information on staff and remuneration
Weighted average share price			kr 216.8		kr 127.0
Options, Exercise price			kr 224.1		kr 127.0
Volatility			44.68%	44.68%	41.90%	41.90%
Risk-free interest rate			(0.31%)	(0.31%)	(0.45%)	(0.45%)
Cost price			kr 48.4		kr 41.9
Warrants | Maximum
Disclosure of Information on staff and remuneration
Weighted average share price			kr 224.4		220.0
Options, Exercise price					kr 220.0
Volatility			46.45%	46.45%	43.50%	43.50%
Risk-free interest rate			(0.41%)	(0.41%)	(0.63%)	(0.63%)
Cost price			kr 95.4		kr 69.5